Earnings per share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings per share [Abstract]
Number of shares used in the earnings per share calculations

The number of shares used in the earnings per share calculations is reconciled as follows:

(in millions)	2011	2010	2009

Weighted-average shares outstanding	169.5	168.8	166.3
Dilutive effect of weighted-average number of stock options	1.1	0.4	0.5

Weighted-average diluted shares outstanding	170.6	169.2	166.8